Acquisitions (Tables)	12 Months Ended
Dec. 31, 2015
Acquisitions [Abstract]
Schedule of allocation of purchase price
Cash	$782
Inventory	988
Prepaid expenses and other assets	210
Fixed assets	510
Intangible assets	1,013
Accounts payable and other liabilities	(1,010)
Total	$2,492

Cash	$1,300
Retirement of debt	1,192
Total consideration	$2,492